Accounts receivable	12 Months Ended
Dec. 31, 2025
Accounts receivable
Accounts receivable

Note 9.Accounts receivable

The breakdown of the accounts receivable balance is detailed below:

	As at December 31,	As at December 31,
USD’000	2025	2024
Trade accounts receivable	4,649	3,645
Allowance for credit losses	(380)	(50)
Accounts receivable from shareholders	8,107	—
Accounts receivable from other related parties	549	223
Accounts receivable from underwriters, promoters, and employees	7	—
Other accounts receivable	12	7
Total accounts receivable, net of allowance for credit losses	12,944	3,825

As at December 31, 2025, accounts receivable from shareholders consisted of a receivable from WISeKey International Holding Ltd (“WISeKey”), which controls a majority of the Group’s voting rights as at December 31, 2025, in relation to services provided by SEALSQ and pension liabilities due by WISeKey following a transfer of employees from WISeKey to SEALSQ. Accounts receivable from other related parties consisted of receivables from WISeKey SA and SEALCOIN AG all subsidiaries of WISeKey, in relation to services provided by SEALSQ and pension liabilities due by WISeKey SA following a transfer of employees from WISeKey SA to SEALSQ. See Note 42 for details on related parties.